January 6, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EA Series Trust formerly knowns as Alpha Architect ETF Trust (the “Trust”) File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of our client, the Trust, we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 204 and, under the Investment Company Act of 1940, as amended, Amendment No. 207 to the Trust’s Registration Statement on Form N-1A, to register Bridges Capital Tactical Equity ETF as a new series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Very truly yours,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com